State Street SPDR SP Capital Markets ETF Average Annual Total Returns	12 Months Ended	28 Months Ended	60 Months Ended	65 Months Ended	86 Months Ended	96 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Capital Markets Select Industry Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.06%		17.38%						15.96%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	21.76%	14.42%	16.50%	15.33%	14.27%	15.31%	15.77%	14.82%
State Street SPDR SP Capital Markets ETF
Prospectus [Line Items]
Average Annual Return, Percent	10.66%		16.99%						15.73%
State Street SPDR SP Capital Markets ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.22%		16.44%						15.09%
State Street SPDR SP Capital Markets ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.60%		13.62%						13.08%